Cover	Jul. 22, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	TortoiseEcofin Acquisition Corp. III (the “Company”) is filing this Amendment No. 1 to its Current Report on Form 8-K for the initial public offering date of July 22, 2021 (the “First Amendment”), as originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on July 28, 2021 (the “Original Form 8-K”), to amend and restate the Company’s audited balance sheet and accompanying footnotes as of July 22, 2021 (the “IPO Balance Sheet”) as further described below.
Document Period End Date	Jul. 22, 2021
Entity File Number	001-40633
Entity Registrant Name	TORTOISEECOFIN ACQUISITION CORP. III
Entity Central Index Key	0001847112
Entity Tax Identification Number	98-1583266
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	6363 College Boulevard
Entity Address, City or Town	Overland Park
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66211
City Area Code	913
Local Phone Number	981-1020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A
Title of 12(b) Security	Units, each consisting of one Class A
Trading Symbol	TRTL.U
Security Exchange Name	NYSE
Class A Ordinary Shares included as part of the units
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	TRTL
Security Exchange Name	NYSE
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	TRTL WS
Security Exchange Name	NYSE